Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31,	June 30,
	2024	2025
	RMB	RMB
Office buildings	25,679	25,679
Furniture	15,795	—
Office equipment	163,893	—
Leasehold improvements	63,784	—
Total property and equipment	269,151	25,679
Less: accumulated depreciation	(186,646)	(4,393)
Less: Impairment	(60,914)	—
Property and equipment, net	21,591	21,286

Schedule of Depreciation Expense For Property and Equipment

Depreciation expense for property and equipment was allocated to the following:

	June 30,	June 30,
	2024	2025
	RMB	RMB
Cost of revenues	12,806	—
Selling and marketing expenses	611	—
General and administrative expenses	3,824	305
Research and development expenses	4	—
Total	17,245	305